Stockholders Equity (Details) - $ / shares			12 Months Ended			46 Months Ended
	Aug. 21, 2017	Feb. 24, 2014	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2017	Dec. 31, 2006
Class of Stock [Line Items]
Preferred stock, shares authorized			10,000,000			10,000,000	10,000,000
Preferred stock, par value (in dollars per share)			$ 0.001			$ 0.001
Preferred stock, shares issued			998,333			998,333	715,517
Preferred stock, shares outstanding			998,333			998,333
Common stock, shares authorized			300,000,000	300,000,000		300,000,000
Common stock, par value (in dollars per share)			$ 0.001	$ 0.001		$ 0.001
Common stock, shares outstanding			5,206,174	823,278		5,206,174
Stock awards granted in period (in shares)			0	0	0
Long-Term Incentive Plan
Class of Stock [Line Items]
Common stock, par value (in dollars per share)		$ 0.001
Percentage of outstanding stock to determine number of shares available to grant		15.00%
Number of shares available for grant (in shares)		2,000,000	628,674			628,674
Number of shares authorized (in shares)		4,591,174
Maximum contractual term		5 years
Common Stock | Long-Term Incentive Plan
Class of Stock [Line Items]
Shares issued in period (in shares)						3,367,500
Employee Stock Option | Long-Term Incentive Plan
Class of Stock [Line Items]
Shares issued in period (in shares)						595,000
Series A Preferred Stock
Class of Stock [Line Items]
Preferred stock, shares authorized			200,000			200,000
Series B Preferred Stock
Class of Stock [Line Items]
Preferred stock, shares authorized	800,000		800,000	800,000		800,000
Preferred stock, par value (in dollars per share)			$ 0.001	$ 0.001		$ 0.001
Preferred stock, shares issued			800,000	0		800,000
Preferred stock, shares outstanding			800,000	0		800,000
Common stock, par value (in dollars per share)			$ 0.001			$ 0.001
Series C Preferred Stock
Class of Stock [Line Items]
Preferred stock, shares authorized	810,000		810,000	810,000		810,000
Preferred stock, par value (in dollars per share)			$ 0.001	$ 0.001		$ 0.001
Preferred stock, shares issued			180,000	0		180,000
Preferred stock, shares outstanding			180,000	0		180,000
Debt conversion, stated value (dollars per share)	$ 7.94005355555556
Debt conversion price (dollars per share)	$ 0.04
Issuance of shares (in shares)	180,000
Common stock, par value (in dollars per share)			$ 0.001			$ 0.001
Series D Preferred Stock
Class of Stock [Line Items]
Preferred stock, shares authorized			20,000	20,000		20,000
Preferred stock, par value (in dollars per share)			$ 0.001	$ 0.001		$ 0.001
Preferred stock, shares issued			20,000	0		20,000
Preferred stock, shares outstanding			18,333	0		18,333
Debt conversion, stated value (dollars per share)	$ 19.01615
Debt conversion price (dollars per share)	$ 0.04
Issuance of shares (in shares)	20,000
Stock redeemed (in shares)			1,667
Common stock, par value (in dollars per share)			$ 0.001			$ 0.001
Undesignated Preferred Stock
Class of Stock [Line Items]
Preferred stock, shares authorized			670,000			670,000
Armacor | Series B Preferred Stock
Class of Stock [Line Items]
Number of shares issued in transaction (in shares)	800,000
Debt conversion, stated value (dollars per share)	$ 122.6628243
Debt conversion price (dollars per share)	$ 0.04